Investment in equity accounted investees (Details Textual)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Kunshan Rotam Reddy Pharmaceuticals Co. Limited [Member]
Investments accounted for using equity method [Line Items]
Proportion of ownership interest in joint venture	51.30%	51.30%	51.30%